Cover	Jan. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 02, 2025
Entity File Number	001-35963
Entity Registrant Name	NeuBase Therapeutics, Inc.
Entity Central Index Key	0001173281
Entity Tax Identification Number	46-5622433
Entity Incorporation, State or Country Code	DE
City Area Code	412
Local Phone Number	763-3350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false